Debt - Summary of Finance Cost and Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Finance income	$ 17,939	$ 13,000	$ 25,947
Finance cost	(35,223)	(37,024)	(33,155)
Interest income on short-term bank deposits [member]
Disclosure of detailed information about borrowings [line items]
Finance income	1,499	675	3,662
Interest income on investment [member]
Disclosure of detailed information about borrowings [line items]
Finance income	16,440	12,325	22,285
Interests expense on bank loans [member]
Disclosure of detailed information about borrowings [line items]
Finance cost	(32,599)	(32,647)	(30,866)
Interest on factoring [member]
Disclosure of detailed information about borrowings [line items]
Finance cost	$ (2,624)	$ (4,377)	$ (2,289)